Baird Strategic Municipal Bond Fund
Schedule of Investments, March 31, 2021 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
City of Huntsville AL,
5.000%, 09/01/2030	$535,000	$717,979
Eutaw Industrial Development Board,
0.070%, 06/01/2028 (Optional Put Date 04/01/2021) (1)	800,000	800,000
Industrial Development Board of the City of Mobile AL,
0.070%, 06/01/2034 (Optional Put Date 04/01/2021) (1)	1,000,000	1,000,000
Mizuho Floater/Residual Trust,
0.360%, 12/01/2048 (Callable 05/03/2021)(Optional Put Date 05/05/2021) (1)(3)	2,000,000	2,000,000
Tallassee Board of Education,
4.000%, 08/01/2034 (Callable 08/01/2030)(Insured by AGM)	310,000	368,825
Wilsonville Industrial Development Board,
0.060%, 01/01/2024 (Optional Put Date 04/01/2021) (1)	1,000,000	1,000,000
Total Alabama (Cost $5,897,233)		5,886,804	2.5%

Alaska
Alaska Housing Finance Corp.:
3.450%, 12/01/2033 (Callable 06/01/2027)	80,000	81,809
4.000%, 06/01/2036 (Callable 06/01/2025)	750,000	818,663
Alaska Industrial Development & Export Authority:
4.000%, 04/01/2031 (Callable 04/01/2029)	1,800,000	2,079,740
4.250%, 04/01/2031 (Callable 04/01/2023)	185,000	193,762
Alaska Municipal Bond Bank Authority,
5.000%, 10/01/2026	175,000	211,423
CIVIC Ventures:
5.000%, 09/01/2022	260,000	270,200
5.000%, 09/01/2023	235,000	250,294
5.000%, 09/01/2025	170,000	187,872
5.000%, 09/01/2026 (Callable 09/01/2025)	130,000	143,152
University of Alaska,
5.000%, 10/01/2028 (Callable 10/01/2025)	110,000	126,688
Total Alaska (Cost $4,326,554)		4,363,603	1.8%

Arizona
Arizona Industrial Development Authority:
2.470%, 07/01/2025 (Insured by SD CRED PROG)	190,000	193,350
3.169%, 10/01/2025	150,000	148,721
4.750%, 10/01/2025 (3)	165,000	167,990
5.000%, 10/01/2028	110,000	133,586
4.000%, 11/01/2028	1,000,000	1,196,961
5.000%, 10/01/2029	10,000	12,305
5.000%, 10/01/2030 (Callable 10/01/2026) (3)	105,000	109,365
5.000%, 10/01/2030 (Callable 10/01/2029)	140,000	171,192
4.000%, 10/01/2031 (Callable 10/01/2029)	65,000	72,612
4.000%, 10/01/2033 (Callable 10/01/2029)	100,000	110,730
4.000%, 10/01/2034 (Callable 10/01/2029)	85,000	93,898
Cochise County Community College District,
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by BAM)	120,000	140,397
Industrial Development Authority of the County of Pima,
4.000%, 06/15/2021 (3)	500,000	501,697
Maricopa County Industrial Development Authority:
4.500%, 07/01/2025 (3)	125,000	123,754
5.000%, 07/01/2026 (Insured by SD CRED PROG)	430,000	505,464
5.000%, 07/01/2027 (Insured by SD CRED PROG)	710,000	846,811
5.000%, 01/01/2033 (Callable 01/01/2027)	250,000	301,708
Tender Option Bond Trust,
0.280%, 07/01/2047 (Optional Put Date 04/07/2021) (1)(3)	1,500,000	1,500,000
Total Arizona (Cost $6,334,634)		6,330,541	2.7%

Arkansas
Batesville Public Facilities Board,
5.000%, 06/01/2027	500,000	555,296
City of Maumelle AR,
4.000%, 08/01/2030 (Callable 08/01/2025)	75,000	81,451
Henderson State University,
2.625%, 07/01/2022 (Callable 05/03/2021)	100,000	100,135
Little Rock Metrocentere Improvement District No. 1,
0.060%, 12/01/2025 (Optional Put Date 04/01/2021) (1)	1,600,000	1,600,000
Lonoke School District No. 1,
2.250%, 02/01/2030 (Callable 05/03/2021)(Insured by ST AID)	255,000	255,120
Southern Arkansas University,
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	205,000	227,115
Total Arkansas (Cost $2,812,106)		2,819,117	1.2%

California
ABAG Finance Authority,
5.000%, 07/01/2021	1,000,000	1,011,584
American Valley Community Services District,
1.500%, 11/01/2023 (Callable 11/01/2022) (3)	1,000,000	1,011,739
Bay Area Toll Authority:
1.310%, 04/01/2036 (SIFMA Municipal Swap Index + 1.250%)(Callable 10/01/2026)(Mandatory Tender Date 04/01/2027) (2)	1,175,000	1,222,282
0.340%, 04/01/2056 (SIFMA Municipal Swap Index + 0.280%)(Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (2)	2,000,000	2,001,335
California Health Facilities Financing Authority,
3.000%, 03/01/2041 (Callable 09/01/2023)(Mandatory Tender Date 03/01/2024) (1)	950,000	1,002,113
California Infrastructure & Economic Development Bank:
0.459%, 08/01/2047 (1 Month LIBOR USD + 0.380%)(Callable 04/21/2021)(Mandatory Tender Date 08/01/2021) (2)	175,000	174,991
0.760%, 12/01/2050 (SIFMA Municipal Swap Index + 0.700%)(Callable 06/01/2025)(Mandatory Tender Date 06/01/2026) (2)	1,000,000	1,008,443
California Municipal Finance Authority:
1.150%, 12/15/2021 (Callable 11/01/2021)(Insured by ST AID) (3)	575,000	574,998
5.000%, 10/01/2023	140,000	154,509
Cathedral City Public Financing Authority,
0.000%, 08/01/2032 (Insured by NATL)	1,085,000	815,335
City & County of San Francisco CA,
1.300%, 07/01/2023 (Mandatory Tender Date 01/01/2023) (1)	200,000	201,960
Hanford Joint Union High School District,
4.000%, 06/01/2049 (Callable 06/01/2026)(Insured by AGM)	1,250,000	1,376,602
Los Angeles Department of Water,
0.040%, 07/01/2051 (Optional Put Date 04/01/2021) (1)	1,000,000	1,000,000
Mayers Memorial Hospital District:
0.000%, 08/01/2026	230,000	201,051
0.000%, 08/01/2029	165,000	129,523
Metropolitan Water District of Southern California,
0.040%, 07/01/2037 (Callable 04/21/2021)(Optional Put Date 04/01/2021) (1)	2,500,000	2,500,000
Mizuho Floater/Residual Trust:
0.360%, 12/01/2027 (Optional Put Date 05/05/2021) (1)(3)	1,220,000	1,220,000
0.260%, 03/01/2036 (Callable 05/03/2021)(Optional Put Date 04/07/2021) (1)(3)	2,300,000	2,300,000
Modesto Irrigation District,
0.708%, 09/01/2027 (3 Month LIBOR USD + 0.580%)(Callable 05/03/2021)(Insured by NATL) (2)	300,000	296,160
Oxnard School District,
2.000%, 08/01/2045 (Callable 08/01/2026)(Insured by BAM) (7)	200,000	220,110
Riverside County Redevelopment Successor Agency:
0.000%, 10/01/2025 (Insured by BAM) (7)	200,000	229,166
0.000%, 10/01/2041 (Callable 10/01/2026)(Insured by BAM) (7)	80,000	89,210
Saugus Union School District Financing Authority,
4.000%, 09/01/2027 (Insured by BAM)	650,000	763,629
Tender Option Bond Trust,
0.260%, 06/15/2055 (1)(3)	1,000,000	1,000,000
University of California,
5.000%, 05/15/2026 (6)	1,500,000	1,741,011
Western Placer Unified School District,
2.000%, 06/01/2025 (Callable 06/01/2023)	225,000	231,136
Total California (Cost $22,388,728)		22,476,887	9.5%

Colorado
Colorado Educational & Cultural Facilities Authority:
5.250%, 03/01/2025 (Insured by NATL)	200,000	227,929
2.000%, 09/01/2030 (Callable 09/01/2028)	550,000	543,354
Colorado Health Facilities Authority,
4.000%, 12/01/2026 (Pre-refunded to 12/01/2022)	170,000	180,759
Colorado Housing & Finance Authority,
1.350%, 02/01/2022 (Callable 08/01/2021)	345,000	346,102
Denver Convention Center Hotel Authority:
5.000%, 12/01/2023	200,000	220,311
5.000%, 12/01/2024	800,000	906,313
Denver Health & Hospital Authority,
4.000%, 12/01/2028 (Callable 12/01/2023)	100,000	107,173
E-470 Public Highway Authority,
0.000%, 09/01/2029 (Insured by NATL)	50,000	43,258
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)	275,000	274,026
Poudre Tech Metropolitan District:
3.000%, 12/01/2026 (Insured by AGM)	115,000	125,596
3.000%, 12/01/2027 (Insured by AGM)	270,000	295,861
Prairie Center Metropolitan District No. 7,
4.125%, 12/15/2036 (Callable 12/15/2025)	235,000	250,848
Pueblo Urban Renewal Authority,
4.750%, 12/01/2045 (Callable 12/01/2030) (3)	1,000,000	1,063,648
Vauxmont Metropolitan District:
5.000%, 12/15/2032 (Callable 12/15/2024)(Insured by AGM)	135,000	154,083
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)	750,000	792,922
Total Colorado (Cost $5,427,182)		5,532,183	2.3%

Connecticut
Connecticut State Health & Educational Facilities Authority:
4.500%, 07/01/2024 (Callable 07/01/2021)	300,000	303,086
2.750%, 01/01/2026 (Callable 07/01/2022) (3)	200,000	201,627
3.500%, 07/01/2026	700,000	746,569
5.000%, 07/01/2027 (Callable 07/01/2026)	60,000	68,587
Connecticut State Higher Education Supplement Loan Authority,
5.000%, 11/15/2026	350,000	421,130
Town of Sprague CT:
4.000%, 09/01/2021 (Insured by BAM)	50,000	50,634
4.000%, 09/01/2024 (Insured by BAM)	40,000	43,949
4.000%, 09/01/2025 (Insured by BAM)	55,000	61,522
Total Connecticut (Cost $1,841,483)		1,897,104	0.8%

Delaware
University of Delaware,
0.040%, 11/01/2034 (Optional Put Date 04/01/2021) (1)	200,000	200,000
Total Delaware (Cost $200,000)		200,000	0.1%

District of Columbia
Howard University,
2.638%, 10/01/2021	150,000	150,868
Total District of Columbia (Cost $150,000)		150,868	0.1%

Florida
City of Gainesville FL,
0.050%, 10/01/2042 (Optional Put Date 04/01/2021) (1)	2,000,000	2,000,000
City of Jacksonville FL:
4.000%, 10/01/2033 (Callable 10/01/2026)	100,000	114,922
0.050%, 08/01/2036 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	200,000	200,000
City of Orlando FL,
5.000%, 11/01/2025 (Insured by AGM)	180,000	212,076
County of Escambia FL,
0.090%, 07/01/2022 (Optional Put Date 04/01/2021) (1)	900,000	900,000
Florida Development Finance Corp.,
4.000%, 06/15/2025	445,000	491,459
Florida Higher Educational Facilities Financial Authority,
5.000%, 10/01/2021	225,000	229,434
Florida Housing Finance Corp.:
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	145,000	156,401
3.500%, 07/01/2046 (Callable 07/01/2024)(Insured by GNMA)	20,000	20,658
Halifax Hospital Medical Center,
5.000%, 06/01/2021	125,000	125,890
Highlands County Health Facilities Authority,
0.060%, 11/15/2037 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	1,000,000	1,000,000
Hollywood Beach Community Development District I,
5.000%, 10/01/2026	520,000	635,365
Miami Health Facilities Authority,
5.000%, 07/01/2021	50,000	49,972
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)	300,000	340,615
Orange County Health Facilities Authority:
3.500%, 08/01/2022	150,000	155,190
5.000%, 08/01/2028 (Callable 08/01/2024)	300,000	331,828
Palm Beach County Health Facilities Authority:
5.000%, 05/15/2023	300,000	324,346
5.000%, 05/15/2031 (Callable 05/15/2027)	305,000	356,044
Pasco County School Board,
0.810%, 08/01/2032 (SIFMA Municipal Swap Index + 0.750%)(Callable 08/04/2021)(Mandatory Tender Date 08/02/2023) (2)	510,000	510,861
Sarasota County Health Facilities Authority,
3.000%, 05/15/2023	180,000	183,965
Sumter County Industrial Development Authority,
5.000%, 07/01/2021	100,000	101,094
Tender Option Bond Trust:
0.260%, 01/01/2046 (Callable 01/01/2025)(Optional Put Date 04/07/2021) (1)(3)	1,000,000	1,000,000
0.180%, 04/01/2053 (1)	2,000,000	2,000,000
UCF Stadium Corp.:
5.000%, 03/01/2024	300,000	330,012
5.000%, 03/01/2025	370,000	417,224
Volusia County School Board,
5.000%, 08/01/2031 (Callable 08/01/2024)	1,400,000	1,594,404
Total Florida (Cost $13,686,824)		13,781,760	5.8%

Georgia
Atlanta Development Authority,
5.000%, 07/01/2024	200,000	225,999
Burke County Development Authority,
0.080%, 07/01/2049 (Optional Put Date 04/01/2021) (1)	4,000,000	4,000,000
City of Atlanta GA,
5.000%, 12/01/2021	875,000	899,499
City of Monroe GA,
4.000%, 12/01/2035 (Callable 12/01/2030)(Insured by AGM)	500,000	602,778
Clayton County Development Authority,
4.000%, 07/01/2034 (Callable 07/01/2027)	100,000	111,805
Development Authority of Appling County,
0.100%, 09/01/2029 (Optional Put Date 04/01/2021) (1)	600,000	600,000
Development Authority of Bulloch County,
5.000%, 07/01/2029	385,000	494,564
George L Smith II Congress Center Authority,
5.000%, 01/01/2054 (Callable 01/01/2031) (6)	900,000	981,140
Main Street Natural Gas, Inc.:
5.000%, 05/15/2024	65,000	73,719
0.825%, 04/01/2048 (1 Month LIBOR USD + 0.750%)(Callable 06/01/2023)(Mandatory Tender Date 09/01/2023) (2)	460,000	462,474
0.907%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	290,000	292,298
Private Colleges & Universities Authority:
5.000%, 06/01/2023	145,000	158,562
5.000%, 06/01/2027	200,000	244,071
5.250%, 10/01/2027 (Callable 10/01/2021)	525,000	535,329
0.480%, 10/01/2039 (SIFMA Municipal Swap Index + 0.420%)(Callable 02/16/2022)(Mandatory Tender Date 08/16/2022) (2)	300,000	300,174
Total Georgia (Cost $9,866,163)		9,982,412	4.2%

Illinois
Champaign & Piatt Counties Community Unit School District No. 3,
3.500%, 09/01/2029 (Callable 09/01/2022)	180,000	183,519
Chicago Park District:
5.000%, 01/01/2022	140,000	144,417
5.000%, 01/01/2024	225,000	250,232
5.000%, 01/01/2030 (Callable 01/01/2024)	150,000	163,603
4.200%, 01/01/2031 (Callable 01/01/2022)	150,000	152,586
City of Chicago IL:
4.000%, 11/01/2021	80,000	81,616
5.000%, 11/01/2022	100,000	107,038
0.000%, 01/01/2023	325,000	316,272
5.000%, 11/01/2023	125,000	137,741
5.000%, 11/01/2027 (Callable 11/01/2026)(Insured by BAM)	100,000	122,892
Cook County Community College District No. 508,
5.250%, 12/01/2028 (Callable 12/01/2023)	325,000	357,948
Eastern Illinois University,
6.350%, 04/01/2036 (Callable 05/03/2021)	1,100,000	1,066,841
Exceptional Children Have Opportunities,
4.000%, 12/01/2032 (Callable 12/01/2029)	500,000	574,884
Hoffman Estates Park District,
5.000%, 12/01/2025	500,000	554,407
Illinois Finance Authority:
4.000%, 02/15/2023	395,000	405,409
5.000%, 10/01/2023	100,000	110,625
5.000%, 11/01/2024	50,000	57,351
5.000%, 10/01/2025	150,000	176,674
5.000%, 09/01/2027 (Callable 09/01/2026)	500,000	593,383
4.000%, 11/01/2030	100,000	112,376
4.125%, 11/15/2037 (Callable 11/15/2025)	300,000	328,464
4.250%, 05/15/2041 (Pre-refunded to 05/15/2022)	80,000	83,631
6.000%, 10/01/2048 (Callable 10/01/2022)	600,000	621,084
Joliet Park District,
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)	150,000	158,222
Metropolitan Pier & Exposition Authority,
0.000%, 12/15/2022 (Insured by NATL)	125,000	123,217
Southern Illinois University,
5.000%, 04/01/2021	160,000	160,000
State of Illinois:
5.000%, 02/01/2022	1,000,000	1,036,001
5.000%, 03/01/2022	2,000,000	2,078,830
6.000%, 06/15/2024 (Insured by NATL)	100,000	115,714
5.000%, 01/01/2026	50,000	58,333
University of Illinois,
5.500%, 04/01/2031 (Callable 05/03/2021)	30,000	30,095
Upper Illinois River Valley Development Authority,
4.000%, 01/01/2031 (Callable 01/01/2027) (3)	200,000	206,306
Village of Crestwood IL,
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)	135,000	150,641
Will County Community High School District No. 210:
0.000%, 01/01/2028 (Insured by BAM)	310,000	273,562
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	150,000	169,597
Total Illinois (Cost $11,120,576)		11,263,511	4.7%

Indiana
City of Muncie IN,
4.000%, 01/15/2022 (Insured by AGM)	160,000	163,645
Hammond Local Public Improvement Bond Bank,
2.000%, 12/31/2021	1,170,000	1,180,384
Indiana Finance Authority:
5.000%, 09/15/2023	795,000	868,328
5.000%, 10/01/2032 (Callable 10/01/2023)	250,000	259,346
3.750%, 10/01/2042 (Callable 10/01/2023)	40,000	37,361
5.000%, 10/01/2042 (Callable 10/01/2023)	50,000	51,388
Indiana Health & Educational Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	150,000	180,020
Indianapolis Local Public Improvement Bond Bank,
5.000%, 02/01/2031 (6)	675,000	749,945
St. Joseph County Airport Authority,
0.010%, 07/01/2027	410,000	373,325
Total Indiana (Cost $3,795,098)		3,863,742	1.6%

Iowa
City of Cedar Rapids IA,
0.123%, 08/15/2029 (Insured by AMBAC) (1)(5)	1,160,000	1,131,000
City of Coralville IA:
4.000%, 06/01/2024	200,000	200,316
4.000%, 05/01/2026	545,000	546,674
Iowa Finance Authority,
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	230,000	260,415
Iowa Higher Education Loan Authority:
3.750%, 05/19/2021	300,000	300,570
3.000%, 04/01/2023	280,000	293,209
3.000%, 04/01/2024	255,000	272,080
Total Iowa (Cost $2,972,612)		3,004,264	1.3%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	75,000	76,662
City of Goddard KS,
3.000%, 12/01/2022 (Callable 12/01/2021)	150,000	152,421
Kansas Independent College Finance Authority,
5.250%, 05/01/2021	175,000	175,336
Total Kansas (Cost $397,107)		404,419	0.2%

Kentucky
County of Carroll KY,
1.200%, 02/01/2032 (Mandatory Tender Date 06/01/2021) (1)	1,000,000	1,001,350
Kentucky Asset Liability Commission,
0.687%, 11/01/2025 (3 Month LIBOR USD + 0.550%)(Callable 05/03/2021)(Insured by NATL) (2)	620,000	611,860
Kentucky Economic Development Finance Authority,
0.000%, 10/01/2025 (Insured by NATL)	35,000	32,621
Kentucky Higher Education Student Loan Corp.,
5.000%, 06/01/2024	130,000	146,091
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	275,000	304,265
1.197%, 12/01/2049 (1 Month LIBOR USD + 1.120%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	100,000	101,566
4.000%, 12/01/2049 (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (1)	240,000	270,295
Morehead State University,
5.000%, 04/01/2028 (Callable 04/01/2025)(Insured by ST AID)	230,000	266,502
Total Kentucky (Cost $2,692,466)		2,734,550	1.1%

Louisiana
City of Shreveport LA,
5.000%, 09/01/2024	440,000	500,983
Lafayette Public Trust Financing Authority,
3.000%, 10/01/2021	150,000	151,895
Louisiana Local Government Environmental Facilities & Community Development Authority:
4.000%, 10/01/2023	100,000	106,701
4.000%, 10/01/2024	145,000	157,672
3.020%, 04/01/2031 (Callable 04/01/2025) (3)	1,500,000	1,603,929
Louisiana Public Facilities Authority:
0.000%, 10/01/2024 (7)	330,000	318,990
0.000%, 10/01/2029 (7)	205,000	208,700
0.040%, 05/01/2042 (Optional Put Date 04/01/2021) (1)	1,000,000	1,000,000
Louisiana State University & Agricultural & Mechanical College,
5.000%, 07/01/2027 (Callable 07/01/2024)	235,000	264,654
Morehouse Parish Hospital Service District No. 1,
3.000%, 10/01/2030 (Callable 10/01/2027) (6)	100,000	100,241
Total Louisiana (Cost $4,398,096)		4,413,765	1.9%

Maine
Maine Health & Higher Educational Facilities Authority:
5.000%, 07/01/2024 (Callable 07/01/2023)	630,000	679,269
5.000%, 07/01/2026	100,000	120,630
Total Maine (Cost $790,134)		799,899	0.3%

Maryland
Maryland Health & Higher Educational Facilities Authority:
5.000%, 01/01/2024	540,000	580,126
5.000%, 01/01/2025	470,000	517,179
Total Maryland (Cost $1,096,270)		1,097,305	0.5%

Massachusetts
City of Lynn MA,
5.000%, 09/01/2026 (Insured by ST AID)	580,000	712,972
Massachusetts Development Finance Agency:
5.000%, 07/15/2021 (3)	100,000	101,017
5.000%, 07/15/2022 (3)	115,000	120,313
5.000%, 07/15/2023 (3)	115,000	124,111
5.000%, 07/15/2024 (3)	125,000	138,377
5.000%, 07/15/2025 (3)	65,000	73,628
Massachusetts Health & Educational Facilities Authority,
0.010%, 12/01/2037 (Callable 04/07/2021)(Optional Put Date 04/01/2021) (1)	600,000	600,000
Massachusetts State College Building Authority,
0.000%, 05/01/2028 (ETM)(Insured by NATL)	2,000,000	1,828,716
Total Massachusetts (Cost $3,733,966)		3,699,134	1.6%

Michigan
City of Detroit MI:
1.817%, 04/01/2022	700,000	699,842
5.000%, 04/01/2022	250,000	259,269
5.000%, 04/01/2023	275,000	295,175
Flint Hospital Building Authority,
5.000%, 07/01/2023	100,000	104,398
Michigan Finance Authority:
5.000%, 07/01/2024	260,000	291,405
5.000%, 07/01/2025 (Callable 07/01/2024)	25,000	27,856
5.000%, 07/01/2027 (Callable 07/01/2025)	160,000	189,049
5.000%, 07/01/2030 (Callable 07/01/2024)	165,000	179,954
5.000%, 07/01/2044 (Callable 07/01/2024)	130,000	138,506
Michigan State Housing Development Authority,
3.500%, 12/01/2050 (Callable 06/01/2029)	300,000	332,179
Michigan Strategic Fund:
1.450%, 09/01/2030 (Mandatory Tender Date 09/01/2021) (1)	500,000	502,430
0.060%, 12/01/2033 (Optional Put Date 04/01/2021) (1)	1,000,000	1,000,000
Tender Option Bond Trust,
0.160%, 05/01/2050 (Optional Put Date 04/07/2021)(Insured by Q-SBLF) (1)(3)	2,000,000	2,000,000
Western Michigan University,
5.000%, 11/15/2022	165,000	177,315
Total Michigan (Cost $6,162,188)		6,197,378	2.6%

Minnesota
County of Chippewa MN,
4.000%, 03/01/2023	1,060,000	1,111,646
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2026 (Callable 01/01/2022)	50,000	51,742
Total Minnesota (Cost $1,163,431)		1,163,388	0.5%

Mississippi
City of Ridgeland MS,
3.000%, 10/01/2025	325,000	342,687
Mississippi Business Finance Corp.:
2.500%, 04/01/2022 (Callable 05/03/2021)	1,000,000	1,003,911
3.200%, 09/01/2028 (Callable 03/13/2024)	1,000,000	1,051,581
0.040%, 12/01/2030 (Optional Put Date 04/01/2021) (1)	2,000,000	2,000,000
0.040%, 11/01/2035 (Optional Put Date 04/01/2021) (1)	400,000	400,000
Mississippi Home Corp.,
4.000%, 12/01/2043 (Callable 12/01/2026)(Insured by GNMA)	100,000	107,601
Mississippi Hospital Equipment & Facilities Authority,
5.000%, 10/01/2040 (Callable 12/01/2026)(Mandatory Tender Date 03/01/2027) (1)	100,000	119,121
Total Mississippi (Cost $5,005,584)		5,024,901	2.1%

Missouri
County of Platte MO:
5.000%, 02/01/2025 (Callable 02/01/2023)	125,000	131,095
3.000%, 03/01/2027	200,000	201,271
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 02/01/2022	255,000	262,964
5.000%, 02/01/2025 (Callable 02/01/2024)	180,000	197,604
5.000%, 09/01/2027	150,000	177,518
4.000%, 08/01/2030 (Callable 08/01/2024)	200,000	208,074
Missouri Development Finance Board,
0.130%, 08/01/2038 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	835,000	835,000
St. Joseph Industrial Development Authority,
3.100%, 01/01/2023	100,000	99,779
St. Louis Land Clearance for Redevelopment Authority:
4.250%, 06/01/2026	250,000	271,891
3.875%, 10/01/2035 (Callable 10/01/2029)	450,000	437,580
St. Louis Municipal Finance Corp.,
5.000%, 02/15/2025	300,000	348,945
Total Missouri (Cost $3,093,226)		3,171,721	1.3%

Montana
Mizuho Floater/Residual Trust,
0.310%, 12/01/2060 (Optional Put Date 05/05/2021) (1)(3)	1,110,000	1,110,000
Total Montana (Cost $1,110,000)		1,110,000	0.5%

Nebraska
Central Plains Energy Project,
5.000%, 09/01/2042 (Callable 09/01/2022)	45,000	47,780
Madison County Hospital Authority No. 1:
5.000%, 07/01/2021	295,000	297,976
5.000%, 07/01/2022	520,000	546,930
Total Nebraska (Cost $889,206)		892,686	0.4%

Nevada
City of Las Vegas NV Special Improvement District No. 814,
3.000%, 06/01/2021	100,000	100,226
City of Sparks NV,
2.500%, 06/15/2024 (3)	175,000	176,598
Clark County School District,
5.000%, 06/15/2023	100,000	110,202
Henderson Public Improvement Trust,
3.000%, 01/01/2026	270,000	275,499
Total Nevada (Cost $634,132)		662,525	0.3%

New Hampshire
New Hampshire Health and Education Facilities Authority,
3.150%, 04/01/2022 (Callable 11/01/2021) (3)	1,500,000	1,506,594
Total New Hampshire (Cost $1,506,651)		1,506,594	0.6%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024 (3)	140,000	150,908
City of Newark NJ:
5.000%, 10/01/2021 (Insured by ST AID)	95,000	96,952
2.000%, 10/05/2021	1,000,000	1,008,676
5.000%, 10/01/2022	500,000	529,867
5.000%, 10/01/2022 (Insured by ST AID)	130,000	137,765
Essex County Improvement Authority,
5.000%, 11/01/2027	350,000	434,503
Garden State Preservation Trust,
5.000%, 11/01/2021	325,000	332,189
New Jersey Economic Development Authority:
1.280%, 09/01/2025 (SIFMA Municipal Swap Index + 1.250%)(Callable 03/01/2025)(Insured by ST AID) (2)	165,000	164,596
5.000%, 03/01/2029 (Callable 03/01/2023)	200,000	214,919
New Jersey Educational Facilities Authority:
5.000%, 07/01/2026 (Pre-refunded to 07/01/2025)	55,000	65,190
5.000%, 07/01/2026 (Callable 07/01/2025)	70,000	81,898
New Jersey Housing & Mortgage Finance Agency,
3.500%, 04/01/2051 (Callable 04/01/2029)	800,000	890,963
Total New Jersey (Cost $4,073,327)		4,108,426	1.7%

New Mexico
City of Farmington NM,
1.875%, 04/01/2033 (Mandatory Tender Date 10/01/2021) (1)	50,000	50,368
Town of Clayton NM,
5.000%, 11/01/2026 (Callable 11/01/2025)(Insured by NATL)	185,000	214,091
Village of Los Ranchos de Albuquerque NM,
5.000%, 09/01/2027	350,000	419,808
Total New Mexico (Cost $671,099)		684,267	0.3%

New York
Albany Capital Resource Corp.,
5.000%, 05/01/2023	140,000	150,526
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	200,000	187,235
Board of Cooperative Educational Services First Supervisory District,
1.250%, 04/30/2021	750,000	750,409
Build NYC Resource Corp.,
4.000%, 12/01/2031 (Callable 12/01/2029) (3)	600,000	648,750
City of New York NY,
0.220%, 04/01/2042 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	2,500,000	2,500,000
City of Olean NY,
2.000%, 06/10/2021	750,000	752,251
City of Poughkeepsie NY:
4.000%, 04/15/2028 (6)	230,000	252,755
4.000%, 04/15/2030 (6)	250,000	273,394
County of Nassau NY,
5.000%, 04/01/2026 (Pre-refunded to 04/01/2024)	2,000,000	2,278,204
County of Suffolk NY:
5.000%, 05/01/2021	500,000	501,528
2.000%, 07/22/2021	1,000,000	1,005,389
Dutchess County Local Development Corp.,
3.000%, 07/01/2036 (Callable 07/01/2026)	500,000	518,625
Huntington Local Development Corp.,
4.000%, 07/01/2027	1,000,000	1,004,342
JPMorgan Chase Putters/Drivers Trust,
0.240%, 06/01/2021 (Optional Put Date 04/01/2021) (1)(3)	600,000	600,000
Long Island Power Authority,
0.831%, 05/01/2033 (1 Month LIBOR USD + 0.750%)(Callable 10/01/2022)(Mandatory Tender Date 10/01/2023) (2)	850,000	850,813
Metropolitan Transportation Authority:
5.000%, 11/15/2021	90,000	92,513
5.000%, 11/15/2021	100,000	102,792
5.000%, 05/15/2022	375,000	392,830
5.000%, 11/15/2022	225,000	241,192
0.627%, 11/01/2030 (1 Month LIBOR USD + 0.550%)(Mandatory Tender Date 11/01/2022) (2)	200,000	199,209
Monroe County Industrial Development Corp.,
5.000%, 06/01/2021	200,000	201,393
New York City Industrial Development Agency,
5.000%, 03/01/2028 (Insured by AGM)	250,000	311,533
New York City Transitional Finance Authority:
0.060%, 02/01/2044 (Optional Put Date 04/01/2021) (1)	1,000,000	1,000,000
0.040%, 08/01/2045 (Optional Put Date 04/01/2021) (1)	1,600,000	1,600,000
New York City Water & Sewer System:
0.040%, 06/15/2033 (Callable 04/15/2021)(Optional Put Date 04/01/2021) (1)	1,165,000	1,165,000
0.030%, 06/15/2038 (Optional Put Date 04/01/2021) (1)	500,000	500,000
0.040%, 06/15/2044 (Optional Put Date 04/01/2021) (1)	1,000,000	1,000,000
0.040%, 06/15/2048 (Optional Put Date 04/01/2021) (1)	500,000	500,000
0.040%, 06/15/2049 (Optional Put Date 04/01/2021) (1)	2,000,000	2,000,000
0.040%, 06/15/2050 (Optional Put Date 04/01/2021) (1)	2,600,000	2,600,000
Onondaga Civic Development Corp.:
5.000%, 10/01/2023	165,000	171,850
5.000%, 10/01/2024	35,000	36,839
5.000%, 10/01/2025	225,000	238,907
4.125%, 10/01/2035 (Callable 10/01/2025)	80,000	77,828
Onondaga County Trust for Cultural Resources:
5.000%, 05/01/2027	180,000	212,649
5.000%, 05/01/2029 (Callable 05/01/2027)	345,000	404,330
State of New York Mortgage Agency,
3.500%, 04/01/2049 (Callable 10/01/2028)	260,000	280,184
Tender Option Bond Trust,
0.280%, 11/15/2023 (Optional Put Date 04/07/2021) (3)(7)	1,000,000	1,000,000
Town of Alabama NY,
1.000%, 09/30/2021 (Callable 05/03/2021)	600,000	600,234
Town of Ramapo NY:
3.250%, 05/15/2023	200,000	199,756
3.375%, 05/15/2024 (Callable 05/15/2023)	25,000	24,960
3.000%, 11/01/2027 (Callable 11/01/2022)	100,000	96,445
4.125%, 05/15/2028 (Callable 05/15/2023)	115,000	116,042
Triborough Bridge & Tunnel Authority:
0.577%, 11/15/2027 (1 Month LIBOR USD + 0.500%)(Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	200,000	200,078
0.386%, 01/01/2032 (SOFR + 0.380%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	1,000,000	999,545
Total New York (Cost $28,710,489)		28,840,330	12.1%

North Carolina
Durham Housing Authority,
2.000%, 09/01/2024 (Callable 04/01/2022)(Mandatory Tender Date 09/01/2022) (1)	1,000,000	1,001,403
North Carolina Central University,
5.000%, 04/01/2027	410,000	498,313
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	50,000	51,079
Total North Carolina (Cost $1,528,881)		1,550,795	0.6%

North Dakota
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	165,000	167,368
City of Grand Forks ND,
5.000%, 12/01/2024	100,000	112,449
City of Horace ND:
3.000%, 05/01/2021	100,000	100,173
3.000%, 05/01/2022	215,000	220,458
1.900%, 08/01/2022 (Callable 08/01/2021)	500,000	500,215
City of Larimore ND,
0.850%, 05/01/2024 (Callable 05/01/2022) (6)	1,100,000	1,100,084
City of Mandan ND:
4.000%, 09/01/2034 (Callable 09/01/2024)	1,010,000	1,087,087
3.000%, 09/01/2036 (Callable 09/01/2024)	255,000	263,607
County of Burleigh ND,
2.750%, 02/01/2022 (Callable 04/21/2021)	1,000,000	1,000,147
County of McKenzie ND:
5.000%, 08/01/2023	300,000	327,141
5.000%, 08/01/2024 (Callable 08/01/2023)	400,000	435,031
County of Mercer ND,
2.000%, 05/01/2022	125,000	127,056
Jamestown Park District:
4.000%, 07/01/2031 (Callable 07/01/2024)	200,000	214,966
2.900%, 07/01/2035 (Callable 04/16/2021)	175,000	175,048
North Dakota Housing Finance Agency,
3.350%, 07/01/2031 (Callable 01/01/2027)	100,000	108,095
Total North Dakota (Cost $5,916,084)		5,938,925	2.5%

Ohio
City of Middleburg Heights OH:
5.000%, 08/01/2034 (Callable 08/01/2031)	200,000	252,529
5.250%, 08/01/2041 (Callable 08/01/2021)	725,000	737,049
City of West Carrollton OH,
2.500%, 10/01/2021	800,000	808,343
Cleveland-Cuyahoga County Port Authority:
5.000%, 07/01/2030	350,000	451,803
5.000%, 07/01/2032 (Callable 07/01/2031)	495,000	646,545
County of Lucas OH,
5.000%, 11/15/2021	25,000	25,536
County of Montgomery OH,
3.000%, 08/01/2034 (Callable 02/01/2031)	200,000	215,869
Northeast Ohio Medical University:
5.000%, 12/01/2024	75,000	85,024
5.000%, 12/01/2026	100,000	118,644
Ohio Higher Educational Facility Commission:
5.000%, 12/01/2021	200,000	203,738
2.659%, 12/01/2023 (Insured by AMBAC) (1)	500,000	517,782
Ohio Housing Finance Agency,
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	155,000	173,998
Port of Greater Cincinnati Development Authority,
3.000%, 05/01/2023 (Callable 05/01/2022)	150,000	150,117
Total Ohio (Cost $4,350,069)		4,386,977	1.8%

Oklahoma
Oklahoma Development Finance Authority,
0.170%, 08/15/2031 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	1,000,000	1,000,000
Tulsa Industrial Authority:
5.000%, 10/01/2022	165,000	172,374
5.000%, 10/01/2023	185,000	198,268
Total Oklahoma (Cost $1,367,690)		1,370,642	0.6%

Oregon
Clackamas Community College District,
5.000%, 06/15/2038 (Callable 06/15/2027) (7)	125,000	151,237
County of Yamhill OR,
4.000%, 10/01/2021	325,000	329,326
Oregon State Facilities Authority:
5.000%, 10/01/2025	225,000	264,902
5.000%, 10/01/2028	150,000	188,956
State of Oregon Housing & Community Services Department:
3.900%, 01/01/2033 (Callable 07/01/2023)	80,000	82,841
3.600%, 07/01/2034 (Callable 07/01/2024)	835,000	867,113
4.000%, 01/01/2047 (Callable 07/01/2025)	30,000	32,070
4.000%, 07/01/2047 (Callable 07/01/2026)	45,000	48,777
Total Oregon (Cost $1,932,863)		1,965,222	0.8%

Pennsylvania
Bucks County Industrial Development Authority:
5.000%, 07/01/2028	470,000	555,531
3.750%, 09/15/2043 (Callable 09/15/2023)	150,000	155,459
Chester County Industrial Development Authority,
5.000%, 08/01/2035 (Callable 08/01/2023)	650,000	655,338
City of Bradford PA:
4.000%, 11/01/2026 (Callable 11/01/2025)(Insured by AGM)	415,000	470,620
4.000%, 11/01/2027 (Callable 11/01/2025)(Insured by AGM)	370,000	419,270
City of Philadelphia PA,
5.000%, 06/15/2027 (Callable 06/15/2021)	1,000,000	1,009,150
City of Scranton PA,
5.000%, 09/01/2021 (3)	375,000	380,115
City of York PA,
5.000%, 11/15/2025	525,000	545,841
Crestwood School District,
2.350%, 09/01/2025 (Callable 05/03/2021)(Insured by ST AID)	400,000	400,186
Cumberland County Municipal Authority:
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)	30,000	34,909
5.000%, 01/01/2029 (Callable 01/01/2025)	145,000	161,534
Dauphin County Industrial Development Authority,
6.900%, 06/01/2024	400,000	475,534
Delaware County Industrial Development Authority,
0.080%, 09/01/2045 (Optional Put Date 04/01/2021) (1)	1,345,000	1,345,000
Delaware Valley Regional Finance Authority:
0.560%, 09/01/2048 (SIFMA Municipal Swap Index + 0.530%)(Callable 09/01/2022)(Mandatory Tender Date 09/01/2023) (2)	500,000	499,429
0.957%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)	1,000,000	1,003,597
East Hempfield Township Industrial Development Authority:
5.000%, 07/01/2025	250,000	255,428
5.000%, 07/01/2030 (Callable 07/01/2023)	300,000	305,508
Lancaster Industrial Development Authority:
0.550%, 01/15/2023 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	105,000	105,000
0.540%, 02/15/2024 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	225,000	225,000
Montgomery County Higher Education & Health Authority,
3.000%, 05/01/2036 (Mandatory Tender Date 05/01/2021) (1)	170,000	170,199
Montgomery County Industrial Development Authority:
5.000%, 11/15/2027 (Pre-refunded to 05/15/2022)	130,000	137,057
5.000%, 11/15/2036 (Callable 11/15/2026)	750,000	867,553
Northeastern Pennsylvania Hospital and Education Authority,
5.000%, 05/01/2033 (Callable 05/01/2029)	260,000	306,444
Pennsylvania Economic Development Financing Authority,
3.000%, 01/01/2023	745,000	771,664
Pennsylvania Higher Education Assistance Agency,
5.000%, 06/01/2028	1,685,000	2,011,847
Pennsylvania Higher Educational Facilities Authority:
5.000%, 05/01/2025	200,000	231,719
5.000%, 07/01/2035 (Callable 07/01/2026)	600,000	643,004
5.000%, 03/01/2042 (Callable 09/01/2022)	700,000	731,321
Pennsylvania Housing Finance Agency,
3.200%, 04/01/2040 (Callable 10/01/2025)	205,000	211,999
Pennsylvania Turnpike Commission:
0.730%, 12/01/2023 (SIFMA Municipal Swap Index + 0.700%)(Callable 12/01/2022) (2)	500,000	502,177
0.000%, 12/01/2040 (Callable 06/01/2029) (7)	35,000	35,969
Philadelphia Authority for Industrial Development,
5.000%, 10/01/2030	350,000	442,812
Pittsburgh Water & Sewer Authority,
0.710%, 09/01/2040 (1 Month LIBOR USD + 0.650%)(Callable 06/01/2023)(Mandatory Tender Date 12/01/2023)(Insured by AGM) (2)	1,100,000	1,102,389
Redevelopment Authority of the City of Philadelphia,
5.000%, 04/15/2027 (Callable 04/15/2025)	100,000	116,959
Scranton School District,
0.928%, 04/01/2031 (1 Month LIBOR USD + 0.850%)(Callable 12/01/2022)(Mandatory Tender Date 06/01/2023)(Insured by ST AID) (2)	1,000,000	1,004,431
State Public School Building Authority:
5.000%, 12/01/2028 (Pre-refunded to 12/01/2026)(Insured by AGM)	15,000	18,570
5.000%, 12/01/2028 (Callable 12/01/2026)(Insured by AGM)	85,000	103,888
Westmoreland County Industrial Development Authority,
5.000%, 07/01/2028	575,000	701,081
York County Industrial Development Authority,
3.000%, 11/01/2036 (Callable 05/01/2026)	730,000	748,045
Total Pennsylvania (Cost $19,692,320)		19,861,577	8.4%

Rhode Island
Providence Redevelopment Agency,
5.000%, 04/01/2021	300,000	300,000
Rhode Island Health and Educational Building Corp.,
0.070%, 06/01/2035 (Optional Put Date 04/01/2021) (1)	840,000	840,000
Total Rhode Island (Cost $1,140,000)		1,140,000	0.5%

South Carolina
City of Charleston SC,
0.451%, 01/01/2035 (1 Month LIBOR USD + 0.370%)(Callable 05/03/2021)(Mandatory Tender Date 01/01/2022) (2)	105,000	105,011
Florence-Darlington Commission for Technical Education,
5.000%, 03/01/2024 (Callable 09/01/2023)	460,000	496,760
Patriots Energy Group Financing Agency,
0.937%, 10/01/2048 (1 Month LIBOR USD + 0.860%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	850,000	857,760
South Carolina Jobs-Economic Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)	130,000	145,616
5.250%, 08/15/2033 (Callable 08/15/2026)	350,000	406,824
South Carolina State Housing Finance & Development Authority,
3.800%, 07/01/2034 (Callable 07/01/2024)(Insured by GNMA)	110,000	113,083
South Carolina Transportation Infrastructure Bank,
0.527%, 10/01/2031 (1 Month LIBOR USD + 0.450%)(Callable 10/01/2021)(Mandatory Tender Date 10/01/2022) (2)	800,000	800,485
Total South Carolina (Cost $2,876,192)		2,925,539	1.2%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	250,000	277,493
South Dakota Health & Educational Facilities Authority,
5.000%, 09/01/2032 (Callable 09/01/2027)	100,000	119,984
Total South Dakota (Cost $381,277)		397,477	0.2%

Tennessee
City of Memphis TN,
4.000%, 12/01/2035 (Callable 12/01/2026)	500,000	572,957
City of Sevierville TN Public Building authority,
0.080%, 06/01/2032 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	2,300,000	2,300,000
Greeneville Health & Educational Facilities Board,
1.450%, 12/01/2022 (Mandatory Tender Date 12/01/2021) (1)	180,000	181,489
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	1,100,000	1,349,240
Tennessee Housing Development Agency:
2.350%, 07/01/2022	25,000	25,596
4.000%, 07/01/2048 (Callable 01/01/2027)	210,000	228,217
4.500%, 07/01/2049 (Callable 01/01/2028)	45,000	50,351
Total Tennessee (Cost $4,659,453)		4,707,850	2.0%

Texas
Austin-Bergstrom Landhost Enterprises, Inc.,
5.000%, 10/01/2035 (Callable 10/01/2027)	700,000	794,958
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	120,000	115,907
Caney Creek Municipal Utility District,
5.000%, 03/01/2024	390,000	435,517
Central Texas Regional Mobility Authority:
5.000%, 01/01/2027 (Callable 01/01/2026) (6)	750,000	884,580
5.000%, 01/01/2034 (Callable 01/01/2026)	25,000	28,879
City of Austin TX,
5.250%, 05/15/2025	150,000	163,823
City of Garland TX,
5.000%, 03/01/2034 (Callable 03/01/2026)	1,000,000	1,156,983
City of New Braunfels TX,
0.350%, 05/05/2021	1,000,000	1,000,000
Clifton Higher Education Finance Corp.:
3.100%, 12/01/2022	30,000	30,412
6.000%, 03/01/2029 (Callable 09/28/2023) (1)	150,000	163,882
3.950%, 12/01/2032 (Callable 12/01/2022)	265,000	269,680
County of Winkler TX,
2.000%, 02/15/2025	125,000	120,633
El Paso Downtown Development Corp.,
5.000%, 08/15/2027 (Callable 08/15/2026)	230,000	266,371
Grand Mission Municipal Utility District No. 2,
2.250%, 09/01/2028 (Callable 09/01/2023)(Insured by NATL)	95,000	95,438
Harris County Cultural Education Facilities Finance Corp.:
4.000%, 11/15/2029 (Callable 05/15/2026)	285,000	315,684
0.630%, 12/01/2049 (SIFMA Municipal Swap Index + 0.570%)(Callable 06/01/2024)(Mandatory Tender Date 12/04/2024) (2)	35,000	34,843
Harris County Municipal Utility District No. 406,
3.500%, 09/01/2022	100,000	103,423
Harris County-Houston Sports Authority,
5.000%, 11/15/2026 (Callable 11/15/2024)(Insured by AGM)	150,000	170,486
Hunt Memorial Hospital District,
5.000%, 02/15/2030	1,000,000	1,251,933
Matagorda County Navigation District No. 1,
5.125%, 11/01/2028 (Insured by AMBAC)	850,000	1,067,409
Port of Port Arthur Navigation District:
0.040%, 04/01/2040 (Optional Put Date 04/01/2021) (1)	1,795,000	1,795,000
0.140%, 11/01/2040 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	300,000	300,000
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	465,000	486,201
State of Texas,
0.090%, 12/01/2051 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	2,500,000	2,500,000
Texas Municipal Gas Acquisition & Supply Corp. I,
1.573%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 04/01/2021) (2)	500,000	496,871
Texas Municipal Gas Acquisition and Supply Corp. II,
0.993%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)	120,000	121,185
Total Texas (Cost $14,064,436)		14,170,098	6.0%

Utah
Utah Charter School Finance Authority:
3.000%, 04/15/2027 (Insured by UT CSCE)	160,000	175,227
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	270,000	309,424
5.000%, 10/15/2043 (Callable 10/15/2023)(Insured by UT CSCE)	500,000	541,792
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	275,000	295,741
Total Utah (Cost $1,310,858)		1,322,184	0.5%

Vermont
Vermont Educational & Health Buildings Financing Agency,
5.000%, 12/01/2034 (Callable 06/01/2026)	1,000,000	1,182,695
Vermont Student Assistance Corp.,
5.000%, 06/15/2026	1,525,000	1,797,564
Winooski School District,
1.250%, 10/15/2021	1,000,000	1,002,468
Total Vermont (Cost $3,986,001)		3,982,727	1.7%

Washington
City of Seattle WA,
0.550%, 11/01/2046 (SIFMA Municipal Swap Index + 0.490%)(Callable 11/01/2022)(Mandatory Tender Date 11/01/2023) (2)	500,000	501,637
County of Lewis WA,
3.000%, 12/01/2026 (Callable 12/01/2022)	100,000	103,940
King County Housing Authority,
5.000%, 12/01/2030 (Callable 12/01/2026)	400,000	476,099
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2022	225,000	230,749
5.000%, 01/01/2028	120,000	139,755
5.000%, 01/01/2029 (Callable 01/01/2028)	165,000	190,917
5.000%, 01/01/2038 (Callable 01/01/2029)	300,000	339,661
Skagit County Public Hospital District No. 1,
5.000%, 12/01/2021	150,000	153,649
Vancouver Housing Authority,
1.700%, 12/01/2024	140,000	143,622
Washington Health Care Facilities Authority,
1.460%, 01/01/2035 (SIFMA Municipal Swap Index + 1.400%)(Callable 07/01/2024)(Mandatory Tender Date 01/01/2025) (2)	150,000	150,935
Washington State Housing Finance Commission:
3.200%, 07/01/2021 (3)	245,000	245,025
4.000%, 06/01/2050 (Callable 06/01/2029)(Insured by GNMA)	295,000	332,679
Total Washington (Cost $2,937,413)		3,008,668	1.3%

Wisconsin
Appleton Redevelopment Authority,
0.150%, 06/01/2036 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	2,500,000	2,500,000
Mizuho Floater/Residual Trust,
0.360%, 07/01/2027 (Optional Put Date 05/05/2021) (1)(3)	830,000	830,000
Palmyra-Eagle Area School District,
3.000%, 03/01/2025 (Callable 03/01/2023)	100,000	96,190
Public Finance Authority:
4.000%, 06/01/2022	100,000	102,980
5.000%, 07/01/2022	55,000	56,793
5.000%, 10/01/2023 (3)	100,000	107,780
3.000%, 03/01/2026 (Callable 05/03/2021) (3)	700,000	700,262
5.750%, 04/01/2042 (Callable 04/01/2022)	500,000	517,567
Tender Option Bond Trust:
0.260%, 01/01/2035 (Optional Put Date 04/07/2021) (1)(3)	1,000,000	1,000,000
0.310%, 05/01/2054 (Callable 05/03/2021)(Optional Put Date 04/07/2021) (1)(3)	1,000,000	1,000,000
Village of Mount Pleasant WI,
5.000%, 04/01/2048 (Callable 04/01/2028)	325,000	387,669
Wisconsin Center District,
0.000%, 12/15/2029 (Insured by AGM)	1,050,000	895,709
Wisconsin Health & Educational Facilities Authority:
2.700%, 05/01/2021	50,000	49,956
4.000%, 08/15/2024	160,000	174,050
4.000%, 08/15/2025	230,000	254,799
4.000%, 09/15/2025 (Callable 09/15/2022)	100,000	102,616
5.000%, 09/15/2028 (Callable 09/15/2023)	45,000	47,783
5.000%, 11/01/2029 (Callable 11/01/2026)	430,000	471,633
5.250%, 10/15/2039 (Callable 10/15/2021)	200,000	204,241
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)	300,000	357,666
5.000%, 02/15/2052 (Callable 08/15/2024)(Mandatory Tender Date 02/15/2025) (1)	300,000	340,683
0.180%, 02/15/2053 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	300,000	300,000
Wisconsin Housing & Economic Development Authority:
3.000%, 07/01/2022 (Callable 07/01/2021) (3)	150,000	151,015
4.000%, 07/01/2030 (Callable 07/01/2028) (3)	135,000	139,709
Total Wisconsin (Cost $10,691,831)		10,789,101	4.5%

Wyoming
Carbon County Specific Purpose Tax Joint Powers Board:
5.000%, 06/15/2021	300,000	302,272
5.000%, 06/15/2022	435,000	454,538
Total Wyoming (Cost $754,624)		756,810	0.3%
Total Municipal Bonds (Cost $234,536,557)		236,338,676	99.5%

Corporate Bond
Industrials
Toll Road Investors Partnership II LP,
0.000%, 02/15/2027 (3)	1,000,000	781,005
Total Corporate Bond (Cost $774,486)		781,005	0.3%

Closed-End Investment Company
Nuveen AMT-Free Quality Municipal Income Fund, Series D Preferred Shares,
0.410%, 03/01/2029 (1)	3,000,000	3,000,000
Total Closed-End Investment Company (Cost $3,000,000)		3,000,000	1.3%
Total Long-Term Investments (Cost $238,311,043)		240,119,681	101.1%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 0.01% (4)	116,565	116,565
Total Short-Term Investment (Cost $116,565)		116,565	0.0%
Total Investments (Cost $238,427,608)		240,236,246	101.1%
Liabilities in Excess of Other Assets		(2,684,125)	(1.1)%
TOTAL NET ASSETS		$237,552,121	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2021.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2021.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2021, the value of these securities total $27,670,260, which represents 11.65% of total net assets.

(4)	Seven-day yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2021.

Baird Strategic Municipal Bond Fund
Summary of Fair Value Exposure at March 31, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$236,338,676	$–	$236,338,676
Corporate Bond	–	781,005	–	781,005
Closed-End Investment Company	–	3,000,000	–	3,000,000
Total Long-Term Investments	–	240,119,681	–	240,119,681
Short-Term Investment
Money Market Mutual Fund	116,565	–	–	116,565
Total Short-Term Investment	116,565	–	–	116,565
Total Investments	$116,565	$240,119,681	$–	$240,236,246

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.